Current Maturities of Long Term Loans (Details) - Schedule of current maturities of long term loans - ILS (₪) ₪ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Current maturities	₪ 815	₪ 664
Short term loans [Member]
Short-term Debt [Line Items]
Weighted interest rate	3.32%
Current maturities	₪ 815	₪ 664